Loans (Risk Category of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	$ 1,035,274	$ 1,008,678	$ 917,918
Loans Acquired With Deteriorated Credit Quality	9,564	10,877	15,805
Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	347,299	336,307	294,087
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	510,013	489,796	453,318
Agricultural Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	177,962	182,575	170,513
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	965,363	931,366	825,247
Loans Acquired With Deteriorated Credit Quality	318	319	0
Pass [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	319,137	307,997	264,037
Pass [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	472,008	446,639	396,057
Pass [Member] | Agricultural Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	174,218	176,730	165,153
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	38,697	38,634	47,204
Loans Acquired With Deteriorated Credit Quality	3,525	3,220	2,804
Special Mention [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	16,894	14,441	16,188
Special Mention [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	19,207	21,338	28,272
Special Mention [Member] | Agricultural Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	2,596	2,855	2,744
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	31,214	38,678	45,467
Loans Acquired With Deteriorated Credit Quality	5,721	7,338	13,001
Substandard [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	11,268	13,869	13,862
Substandard [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	18,798	21,819	28,989
Substandard [Member] | Agricultural Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	1,148	2,990	2,616
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	0	0	0
Loans Acquired With Deteriorated Credit Quality	0	0	0
Doubtful [Member] | Commercial and Industrial Loans and Leases [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	0	0	0
Doubtful [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	0	0	0
Doubtful [Member] | Agricultural Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	$ 0	$ 0	$ 0